New York Life Insurance Company 51 Madison Ave., New York, NY 10010 (212) 576-5522 Fax: (212) 576-7101 E-mail : charles_f_furtado@newyorklife.com www.newyorklife.com

Charles F. Furtado, Jr. Associate General Counsel

VIA EDGAR

November 22, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Universal Life Separate Account – I
File No. 333-156513

Commissioners:

On behalf of the above-captioned registrant (the “Registrant”), I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information, as well as any supplements thereto, for New York Life Legacy Creator Single Premium Variable Universal Life Insurance that the Registrant would have filed pursuant to Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 8 on Form N-6 that was filed by the Registrant on November 18, 2013 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on November 18, 2013.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-5522.

Very truly yours,

/s/ Charles F. Furtado, Jr.
Charles F. Furtado, Jr.
Associate General Counsel